Additional Balance Sheet Information	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Balance Sheet Information

Note 3 - Additional Balance Sheet Information

Equipment, net

Equipment, net is presented net of accumulated depreciation in the amount of $67,094 and $58,098 as of June 30, 2021 and December 31, 2020, respectively.

Intangible assets, net

Intangible assets, net as of June 30, 2021 and December 31, 2020 consisted of the following:

		Accumulated
	Cost	Amortization	Net

Balance, June 30, 2021
Customer relationships	$160,000	$120,000	$40,000
Acquired technology	430,000	332,502	97,498
Internally developed software	507,251	80,726	426,525
Software in development	78,722	—	78,722

	$1,175,973	$533,228	$642,745

Balance, December 31, 2020
Customer relationships	$160,000	$108,571	$51,429
Acquired technology	430,000	304,645	125,355
Internally developed software	341,267	34,127	307,140
Software in development	124,672	—	124,672

	$1,055,939	$447,343	$608,596

The change in the gross carrying amount of intangible assets as of June 30, 2021 compared to December 31, 2020 was due to additional costs related to internally developed software that were deferred during the six-month period. Amortization expense on intangible assets was $85,885 and $39,286 for the six months ended June 30, 2021 and 2020, respectively.